UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07326
                                                     ----------

                          Gabelli Investor Funds, Inc.
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
                                                    MARKET
      SHARES                                        VALUE*
      ------                                        ------
              COMMON STOCKS -- 50.1%
              AGRICULTURE -- 0.4%
       20,000 Delta & Pine Land Co. ............ $    810,000
                                                 ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.4%
       24,000 BERU AG ..........................    2,374,101
       30,000 Dana Corp. .......................       31,200
       30,000 Featherlite Inc.+ ................      193,500
        5,000 Federal-Mogul Corp.+ .............        2,050
        1,000 Scania AB, Cl. A .................       62,090
                                                 ------------
                                                    2,662,941
                                                 ------------
              AVIATION: PARTS AND SERVICES -- 0.1%
        8,000 Kaman Corp. ......................      144,080
       50,000 The Fairchild Corp., Cl. A+ ......      130,000
                                                 ------------
                                                      274,080
                                                 ------------
              BROADCASTING -- 1.3%
       10,000 Cogeco Inc. ......................      210,244
       30,000 Crown Media Holdings Inc.,
               Cl. A+ ..........................      134,700
        4,000 Emmis Communications Corp.,
               Cl. A+ ..........................       49,000
          500 Liberty Media Holding Corp. -
               Capital, Cl. A+ .................       41,785
          500 Salem Communications Corp.,
               Cl. A ...........................        5,655
       60,000 Univision Communications Inc.,
               Cl. A+ ..........................    2,060,400
                                                 ------------
                                                    2,501,784
                                                 ------------
              BUSINESS SERVICES -- 0.6%
       15,000 Aramark Corp., Cl. B .............      492,900
       65,100 GP Strategies Corp.+ .............      486,297
       10,000 Opinion Research Corp.+ ..........      115,600
        3,000 TNS Inc.+ ........................       45,180
                                                 ------------
                                                    1,139,977
                                                 ------------
              CABLE AND SATELLITE -- 0.2%
       15,000 Cablevision Systems Corp.,
               Cl. A+ ..........................      340,650
                                                 ------------
              COMMUNICATIONS EQUIPMENT -- 0.4%
       20,000 Freescale Semiconductor Inc.,
               Cl. B+ ..........................      760,200
                                                 ------------
              COMPUTER SOFTWARE AND SERVICES -- 12.0%
      187,000 Click Commerce Inc.+ .............    4,229,940
      200,000 FileNet Corp.+ ...................    6,966,000
       35,000 Hummingbird Ltd.+ ................      974,050
        1,000 Intergraph Corp.+ ................       42,880
        1,000 Intervideo Inc.+ .................       12,740
       30,500 Mercury Interactive Corp.+ .......    1,571,665
      250,000 MRO Software Inc.+ ...............    6,417,500
    1,215,000 StorageNetworks Inc. Escrow+ (a) .       36,450
       75,000 The Reynolds & Reynolds Co.,
               Cl. A ...........................    2,963,250
                                                 ------------
                                                   23,214,475
                                                 ------------
              CONSUMER PRODUCTS -- 0.0%
       55,000 Levcor International Inc.+ .......       30,525
       50,000 Revlon Inc., Cl. A+ ..............       56,500
                                                 ------------
                                                       87,025
                                                 ------------

                                                    MARKET
      SHARES                                        VALUE*
      ------                                        ------
              CONSUMER SERVICES -- 0.2%
        8,000 IAC/InterActiveCorp+ ............. $    230,080
        2,500 Liberty Media Holding Corp. -
               Interactive, Cl. A+ .............       50,950
                                                 ------------
                                                      281,030
                                                 ------------
              DIVERSIFIED INDUSTRIAL -- 0.8%
        4,000 Ampco-Pittsburgh Corp. ...........      123,720
       20,800 Bairnco Corp. ....................      249,600
       55,120 Harbor Global Co. Ltd.+ ..........      607,698
        2,500 Hexagon AB, Cl. B ................       86,311
        3,000 Katy Industries Inc.+ ............        8,460
          200 SIG Holding AG+ ..................       57,739
       48,900 WHX Corp.+ .......................      440,100
                                                 ------------
                                                    1,573,628
                                                 ------------
              ELECTRONICS -- 3.9%
        3,000 ATI Technologies Inc.+ ...........       64,350
       30,000 Excel Technology Inc.+ ...........      887,700
        1,000 Freescale Semiconductor Inc.,
               Cl. A+ ..........................       38,050
       16,000 Metrologic Instruments Inc.+ .....      290,560
       60,000 MoSys Inc.+ ......................      403,800
        1,140 Safran SA ........................       23,043
      390,000 Symbol Technologies Inc. .........    5,795,400
                                                 ------------
                                                    7,502,903
                                                 ------------
              ENERGY AND UTILITIES -- 11.1%
        1,000 Anadarko Petroleum Corp. .........       43,830
       45,000 Cascade Natural Gas Corp. ........    1,174,050
       12,000 Duquesne Light Holdings Inc. .....      235,920
       20,000 Endesa SA ........................      850,864
       30,000 Giant Industries Inc.+ ...........    2,436,000
       13,000 Green Mountain Power Corp. .......      433,810
        3,000 Helix Energy Solutions
               Group Inc.+ .....................      100,200
       40,000 KeySpan Corp. ....................    1,645,600
       60,000 Kinder Morgan Inc. ...............    6,291,000
       20,000 Maverick Tube Corp.+ .............    1,296,600
       10,000 Mirant Corp.+ ....................      273,100
        1,000 Niko Resources Ltd. ..............       59,494
       18,000 Northeast Utilities ..............      418,860
       30,000 NorthWestern Corp. ...............    1,049,400
       60,000 NS Group Inc.+ ...................    3,873,000
       10,000 Oesterreichische
               Elektrizitaetswirtschafts
               AG, Cl. A .......................      483,763
        3,500 Peoples Energy Corp. .............      142,275
          715 Petrohawk Energy Corp.+ ..........        7,422
       25,000 Progress Energy Inc., CVO+ .......        8,250
       14,000 Stone Energy Corp.+ ..............      566,720
       44,000 Suez SA, Strips+ .................          558
                                                 ------------
                                                   21,390,716
                                                 ------------

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
      SHARES                                        VALUE*
      ------                                        ------
              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT -- 0.0%
        1,001 Chestnut Hill Ventures+ (a) ...... $     21,495
        1,000 Discovery Holding Co., Cl. A+ ....       14,460
                                                 ------------
                                                       35,955
                                                 ------------
              EQUIPMENT AND SUPPLIES -- 0.9%
       25,000 Baldwin Technology Co. Inc.,
               Cl. A+ ..........................      144,750
      300,000 Enodis plc .......................      977,364
        4,500 HeidelbergCement AG ..............      587,172
                                                 ------------
                                                    1,709,286
                                                 ------------
              FINANCIAL SERVICES -- 0.7%
       10,000 Argonaut Group Inc.+ .............      310,300
       15,000 Fifth Third Bancorp ..............      571,200
        1,000 First Data Corp. .................       42,000
        3,100 Franklin Bank Corp.+ .............       61,628
        4,000 H&R Block Inc. ...................       86,960
        3,000 Leucadia National Corp. ..........       78,510
        3,000 Marshall & Ilsley Corp. ..........      144,540
        5,018 NewAlliance Bancshares Inc. ......       73,514
          500 Republic Bancorp Inc. ............        6,665
                                                 ------------
                                                    1,375,317
                                                 ------------
              FOOD AND BEVERAGE -- 1.8%
       60,000 Denny's Corp.+ ...................      204,600
          500 Genesee Corp., Cl. A+ ............        1,177
       12,200 Genesee Corp., Cl. B+ ............       25,315
      106,500 Gold Kist Inc.+ ..................    2,219,460
      142,100 Grupo Continental SA .............      264,321
        3,000 Lone Star Steakhouse &
               Saloon Inc. .....................       83,310
        2,500 Pernod-Ricard SA .................      520,219
        1,000 Premium Standard Farms Inc. ......       19,050
          400 Quilmes Industrial SA, ADR .......       21,420
        5,000 Sleeman Breweries Ltd.+ ..........       78,059
                                                 ------------
                                                    3,436,931
                                                 ------------
              HEALTH CARE -- 1.7%
          234 Allergan Inc. ....................       26,351
       70,000 Andrx Corp.+ .....................    1,710,100
        2,000 AnorMED Inc.+ ....................       25,300
        4,000 Biomet Inc. ......................      128,760
       22,000 IMS Health Inc. ..................      586,080
       25,000 Intermagnetics General Corp.+ ....      676,250
        2,000 Lifecore Biomedical Inc.+ ........       28,200
        1,000 Pliva DD, GDR ....................       27,492
          200 Schwarz Pharma AG ................       23,244
        1,000 TriPath Imaging Inc.+ ............        9,030
                                                 ------------
                                                    3,240,807
                                                 ------------
              HOTELS AND GAMING -- 0.4%
        1,000 Aston Villa plc+ .................       10,157
        5,000 Aztar Corp.+ .....................      265,050
        1,000 Intrawest Corp. ..................       34,540

                                                    MARKET
      SHARES                                        VALUE*
      ------                                        ------
        6,000 Las Vegas Sands Corp.+ ........... $    410,100
       10,000 London Clubs International plc+ ..       25,183
                                                 ------------
                                                      745,030
                                                 ------------
              METALS AND MINING -- 4.1%
       14,000 Alcan Inc. .......................      558,180
        7,000 Barrick Gold Corp. ...............      215,040
      160,000 Excel Coal Ltd. ..................    1,132,857
       10,000 Gold Fields Ltd., ADR ............      178,400
       50,000 Inco Ltd., New York ..............    3,813,500
       23,000 Inco Ltd., Toronto ...............    1,753,371
          500 NovaGold Resources Inc.+ .........        7,845
       12,500 Novelis Inc. .....................      319,875
       10,000 Royal Oak Mines Inc.+ ............           10
                                                 ------------
                                                    7,979,078
                                                 ------------
              PUBLISHING -- 1.4%
       24,000 Dow Jones & Co. Inc. .............      804,960
       20,000 PagesJaunes Groupe SA ............      568,088
       42,000 Tribune Co. ......................    1,374,240
                                                 ------------
                                                    2,747,288
                                                 ------------
              REAL ESTATE -- 3.6%
        1,055 Case Pomeroy & Co. Inc., Cl. A ...    1,885,813
       70,900 Griffin Land & Nurseries Inc.+ ...    2,146,143
        9,300 Heritage Property
               Investment Trust ................      339,078
          316 HomeFed Corp. ....................       21,172
        1,000 Inmobiliaria Colonial SA .........       77,541
       20,000 Pan Pacific Retail
               Properties Inc. .................    1,388,400
          500 ProLogis .........................       28,530
        3,000 Reckson Associates Realty Corp. ..      128,400
       30,000 Trizec Properties Inc. ...........      867,300
                                                 ------------
                                                    6,882,377
                                                 ------------
              RETAIL -- 0.5%
        5,000 Michaels Stores Inc. .............      217,700
       35,000 Pier 1 Imports Inc. ..............      259,700
        1,000 Saks Inc. ........................       17,280
       13,000 SUPERVALU Inc. ...................      385,450
                                                 ------------
                                                      880,130
                                                 ------------
              SPECIALTY CHEMICALS -- 0.2%
        2,000 Ashland Inc. .....................      127,560
       10,000 MacDermid Inc. ...................      326,200
                                                 ------------
                                                      453,760
                                                 ------------
              TELECOMMUNICATIONS -- 2.1%
        1,000 Commonwealth Telephone
               Enterprises Inc. ................       41,230
       15,000 Corning Inc.+ ....................      366,150
      255,000 Portugal Telecom SGPS SA .........    3,185,034
        6,000 Portugal Telecom SGPS SA, ADR ....       74,880
        3,000 Telegroup Inc.+ ..................            1
       10,000 Verizon Communications Inc. ......      371,300
                                                 ------------
                                                    4,038,595
                                                 ------------

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
      SHARES                                        VALUE*
      ------                                        ------
              COMMON STOCKS (CONTINUED)
              WIRELESS COMMUNICATIONS -- 0.3%
          500 American Tower Corp., Cl. A+ ..... $     18,250
       14,000 Metricom Inc.+ ...................           19
       10,000 United States Cellular Corp.+ ....      597,000
       50,000 Winstar Communications Inc.+ (a) .           50
                                                 ------------
                                                      615,319
                                                 ------------
              TOTAL COMMON STOCKS ..............   96,679,282
                                                 ------------
              PREFERRED  STOCKS  -- 0.0%
              COMMUNICATIONS EQUIPMENT -- 0.0%
              RSL Communications Ltd.,
        2,000  7.500% Cv. Pfd., Ser. A+ (a)(b) .            0
        1,000  7.500% Cv. Pfd.+ (a)(b)(d) ......            0
                                                 ------------
                                                            0
                                                 ------------
              HOME FURNISHINGS -- 0.0%
        8,000 O'Sullivan Industries Holdings Inc.,
               12.000% Pfd.+ ...................            0
                                                 ------------
              TOTAL PREFERRED STOCKS ...........            0
                                                 ------------
    PRINCIPAL
     AMOUNT
     ------
              CORPORATE BONDS -- 0.4%
              BUSINESS SERVICES -- 0.4%
  $ 1,000,000 GP Strategies Corp., Sub. Deb.,
               6.000%, 08/14/08 (a)(c) .........      668,919
                                                 ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
      100,000 Exodus Communications Inc.,
               Sub. Deb. Cv.,
               5.250%, 02/15/08+ (a)(b) ........            0
                                                 ------------
              RETAIL -- 0.0%
      200,000 RDM Sports Group Inc., Sub. Deb.,
               8.000%, 08/15/03+ (a)(b) ........        4,000
                                                 ------------
              TRANSPORTATION -- 0.0%
      850,000 Builders Transport Inc.,
               Sub. Deb. Cv.,
               6.500%, 05/01/11+ (a)(b) ........            0
                                                 ------------
              TOTAL CORPORATE BONDS ............      672,919
                                                 ------------
      SHARES
      ------
              WARRANTS -- 0.1%
              BUSINESS SERVICES -- 0.1%
       88,447 GP Strategies Corp.,
               expire 08/14/08+ (a)(c) .........      193,845
                                                 ------------
              CONSUMER PRODUCTS -- 0.0%
       10,396 Pillowtex Corp.,
               expire 11/24/09+ ................            1
                                                 ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
      284,777 National Patent Development Corp.,
               expire 08/14/08+ (a)(c) .........       37,617
        6,533 WHX Corp., expire 02/28/08+ ......        7,513
                                                 ------------
                                                       45,130
                                                 ------------
              TOTAL WARRANTS ...................      238,976
                                                 ------------

    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
    ---------                                      ------
              U.S. GOVERNMENT OBLIGATIONS -- 49.4%
  $96,458,000 U.S. Treasury Bills,
               4.763% to 5.116%++,
               10/12/06 to 03/08/07 ............ $ 95,311,314
                                                 ------------
              TOTAL INVESTMENTS -- 100.0%
               (Cost $190,165,999) ............. $192,902,491
                                                 ============
----------------
              Aggregate book cost .............. $190,165,999
                                                 ============
              Gross unrealized appreciation .... $  4,483,567
              Gross unrealized depreciation ....   (1,747,075)
                                                 ------------
              Net unrealized appreciation
                (depreciation) ................. $  2,736,492
                                                 ============
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2006, the market value of fair valued securities amounted to $962,376 or 0.50% of total investments.
 (b) Security in default.
 (c) At September 30, 2006, the Fund held investments in restricted and illiquid securities amounting to $900,381 or 0.48% of net assets, which were valued under methods approved by the Board as follows:

ACQUISITION                                                            09/30/06
  SHARES/                                                              CARRYING
 PRINCIPAL                                 ACQUISITION  ACQUISITION      VALUE
  AMOUNT    ISSUER                             DATE        COST        PER UNIT
 --------   ------                           --------   -----------    --------
   284,777  National Patent Development Corp.
             warrants expire 08/14/08 ...... 11/24/04    $   0.00      $ 0.1321
    88,447  GP Strategies Corp.
             warrants expire 08/14/08 ...... 08/08/03     214,710        2.1916
$1,000,000  GP Strategies Corp.,Sub. Deb.,
             6.000%, 08/14/08 .............. 08/08/03     681,467       66.8919

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of the Rule 144A security amounted to $0 or 0.00% of total investments.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation
 GDR Global Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.